Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,450
Available for sale, Amortized cost (in dollars)	5,423,189	5,082,095
Series A cumulative perpetual preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)	$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, Authorized shares	25,000,000	25,000,000
Series A cumulative perpetual preferred shares, issued shares	0	216,000
Series A cumulative perpetual preferred shares, discount (in dollars)	0	5,452
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,724,517	95,719,652
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (6,811)	$ (6,889)
Treasury, shares	28,537,180	28,441,714